Right-of-use assets and operating lease liabilities	12 Months Ended
Sep. 30, 2025
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets and operating lease liabilities

7	Right-of-use assets and operating lease liabilities

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which results in an economic penalty.

As of September 30, 2025, the Company had three office premise lease agreements with lease terms ranging from one to three years, respectively. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year.

As of September 30, 2025, the Company had the following non-cancellable lease contracts.

Description of lease	Lease term
Office premise, Unit 1002B2-22, 10/F, Sunbeam Centre, 27 Shing Yip Street, Kwun Tong, Kowloon, Hong Kong.	2 years (expired in August 2025)
Office premise, 23A, 2-8 Scrutton Street, London EC2A 4RT.	2 years (expired in September 2025)
Office premise, Room 1903 ( Part ), No.1701, West Beijing Road, Jing ‘an District, Shanghai	3 years
Office premise, 3 Shenton Way, #23-01, Shenton House, Singapore 068805.	1 year 3 months (expired in November 2024)
Office premise, 3 Shenton Way, #09-05, Shenton House, Singapore 068805.	2 years 6 months
Office premise, 16 Raffles Quay, #30-01/02, Hong Leong Building, Singapore 048581.	3 years 4 months

(a)	Amount recognized in the consolidated balance sheet:

	As of September 30,
	2025	2024
	US$	US$
Right-of-use assets	721,176	104,911
Lease liabilities
Current	300,824	58,561
Non-current	407,622	33,557
	708,446	92,118

(b)	A summary of operating lease expenses recognized in the Company’s consolidated statements of operations is as follows:

	Years ended September 30,
	2025	2024	2023
	US$	US$	US$

Amortization of right-of-use assets	192,925	90,939	111,893
Interest of lease liabilities	15,504	4,593	3,166
Total operating lease expenses	208,429	95,532	115,059

Cash flow information related to leases consists of the following:

	Years ended September 30,
	2025	2024	2023
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	195,515	93,480	115,185

Lease Commitment

Future minimum lease payments under non-cancellable operating lease agreements as of September 30, 2025 were as follows:

Minimum lease payment
Twelve months ending September 30,	US$
2026	319,948
2027	282,228
2028	136,231
Total future minimum lease payments	738,407
Less imputed interest	(29,961)
Present value of operating lease liabilities	708,446
Less: current portion	(300,824)
Long-term portion	407,622

The following summarizes other supplemental information about the Company’s lease as of September 30, 2025, and 2024:

	As of September 30,
	2025	2024
Weighted average discount rate	3.33%	3.61%
Weighted average remaining lease term	2.43 years	1.66 years